Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 28, 2013
Registrant Name	FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
Central Index Key	0000946868
Amendment Flag	false
Document Creation Date	Aug. 19, 2013
Document Effective Date	Aug. 19, 2013
Prospectus Date	Apr. 30, 2013